UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 99.6%

	Aerospace & Defense – 4.4%

17,000	Boeing Company	$1,357,620

51,000	Honeywell International Inc.	2,148,120

34,000	United Technologies Corporation	2,234,480
	Total Aerospace & Defense	5,740,220

	Air Freight & Logistics – 1.6%

28,000	United Parcel Service, Inc., Class B	2,109,800
	Beverages – 2.1%

44,000	PepsiCo, Inc.	2,791,360
	Biotechnology – 3.2%

38,000	Amgen Inc., (1)	2,884,580

19,500	Gilead Sciences, Inc., (1)	1,343,550
	Total Biotechnology	4,228,130

	Capital Markets – 7.1%

78,000	Bank of New York Company, Inc.	2,680,860

10,000	Franklin Resources Inc.	1,139,600

10,000	Goldman Sachs Group, Inc.	1,897,900

21,000	Merrill Lynch & Co., Inc.	1,835,820

23,000	Morgan Stanley	1,757,890
	Total Capital Markets	9,312,070

	Chemicals – 1.1%

23,000	Praxair, Inc.	1,385,750
	Commercial Banks – 3.0%

34,000	Wachovia Corporation	1,887,000

56,000	Wells Fargo & Company	2,032,240
	Total Commercial Banks	3,919,240

	Communications Equipment – 6.1%

147,000	Cisco Systems, Inc., (1)	3,547,110

43,000	Motorola, Inc.	991,580

84,000	Nokia Oyj, Sponsored ADR	1,669,920

48,000	QUALCOMM Inc.	1,746,720
	Total Communications Equipment	7,955,330

	Computers & Peripherals – 4.8%

25,000	Apple Computer, Inc., (1)	2,027,000

56,000	Dell Inc., (1)	1,362,480

84,500	EMC Corporation, (1)	1,035,125

47,000	Hewlett-Packard Company	1,820,780
	Total Computers & Peripherals	6,245,385

	Consumer Finance – 0.8%

18,000	American Express Company	1,040,580

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

October 31, 2006

Shares	Description	Value
	Diversified Financial Services – 3.8%

99,000	Citigroup Inc.	$4,965,840
	Diversified Telecommunication Services – 1.5%

59,000	AT&T Inc.	2,020,750
	Electric Utilities – 0.7%

14,000	Exelon Corporation	867,720
	Electrical Equipment – 2.4%

27,500	Emerson Electric Co.	2,321,000

13,500	Rockwell Automation, Inc.	837,000
	Total Electrical Equipment	3,158,000

	Energy Equipment & Services – 2.0%

14,000	Baker Hughes Incorporated	966,700

26,500	Schlumberger Limited	1,671,620
	Total Energy Equipment & Services	2,638,320

	Food & Staples Retailing – 2.1%

57,000	Wal-Mart Stores, Inc.	2,808,960
	Health Care Equipment & Supplies – 1.9%

20,000	Baxter International Inc.	919,400

32,000	Medtronic, Inc.	1,557,760
	Total Health Care Equipment & Supplies	2,477,160

	Health Care Providers & Services – 3.3%

18,000	Medco Health Solutions, Inc., (1)	963,000

43,000	UnitedHealth Group Incorporated	2,097,540

16,000	Wellpoint Inc., (1)	1,221,120
	Total Health Care Providers & Services	4,281,660

	Household Durables – 0.7%

35,000	Matsushita Electric Industrial Co., Ltd., ADR	728,000
	Household Products – 3.5%

72,000	Procter & Gamble Company	4,564,080
	Industrial Conglomerates – 4.4%

133,000	General Electric Company	4,669,630

37,000	Tyco International Ltd.	1,088,910
	Total Industrial Conglomerates	5,758,540

	Insurance – 4.4%

67,000	American International Group, Inc.	4,500,390

15,000	Hartford Financial Services Group, Inc.	1,307,550
	Total Insurance	5,807,940

	Internet Software & Services – 0.9%

43,000	Yahoo! Inc., (1)	1,132,620

Shares	Description	Value
	Machinery – 2.3%

19,000	Caterpillar Inc.	$1,153,490

40,000	Illinois Tool Works Inc.	1,917,200
	Total Machinery	3,070,690

	Media – 4.0%

37,000	McGraw-Hill Companies, Inc.	2,374,290

91,000	Walt Disney Company	2,862,860
	Total Media	5,237,150

	Metals & Mining – 0.6%

29,000	Alcoa Inc.	838,390
	Multiline Retail – 2.2%

14,000	Kohl's Corporation, (1)	988,400

32,000	Target Corporation	1,893,760
	Total Multiline Retail	2,882,160

	Oil, Gas & Consumable Fuels – 3.6%

24,000	BP Amoco PLC, Sponsored ADR	1,610,400

20,000	Total SA, Sponsored ADR	1,362,800

38,000	XTO Energy, Inc.	1,773,080
	Total Oil, Gas & Consumable Fuels	4,746,280

	Pharmaceuticals – 7.5%

40,000	Abbott Laboratories	1,900,400

41,000	Johnson & Johnson	2,763,400

71,000	Norvatis AG, ADR	4,311,830

27,000	Teva Pharmaceutical Industries Limited, Sponsored ADR	890,190
	Total Pharmaceuticals	9,865,820

	Semiconductors & Equipment – 2.9%

108,000	Intel Corporation	2,304,720

50,000	Texas Instruments Incorporated	1,509,000
	Total Semiconductors & Equipment	3,813,720

	Software – 6.4%

20,000	Electronic Arts Inc. (EA), (1)	1,057,800

152,000	Microsoft Corporation	4,363,920

99,000	Oracle Corporation, (1)	1,828,530

24,000	SAP AG, Sponsored ADR	1,191,360
	Total Software	8,441,610

	Specialty Retail – 2.8%

24,500	Bed Bath and Beyond Inc., (1)	987,105

19,000	Best Buy Co., Inc.	1,049,750

19,000	Home Depot, Inc.	709,270

30,000	Lowe's Companies, Inc.	904,200
	Total Specialty Retail	3,650,325

	Textiles, Apparel & Luxury Goods – 1.5%

22,000	Nike Inc., Class B	2,021,360
	Total Common Stocks (cost $131,751,885)	130,504,960

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%

$1,030	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $1,029,977, collateralized by: $790,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $1,051,688	5.050%	11/01/06	$1,029,833

	Total Short-Term Investments (cost $1,029,833)			1,029,833

	Total Investments (cost $132,781,718) – 100.4%			131,534,793

	Other Assets Less Liabilities – (0.4)%			(511,599)

	Net Assets – 100%			$131,023,194

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $132,781,718.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$10,561,549
Depreciation	(11,808,474)
Net unrealized appreciation (depreciation) of investments	$(1,246,925)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 94.2%

	Aerospace & Defense – 2.0%

365,400	Thales S.A.	$16,886,893
	Auto Components – 2.9%

327,600	Magna International Inc., Class A	24,504,480
	Beverages – 1.8%

1,150,000	Kirin Brewery Company Limited	15,299,902
	Commercial Services & Supplies – 3.1%

184,192	Dai Nippon Printing Co., Ltd., ADR	5,599,437

1,402,000	Dai Nippon Printing Co., Ltd.	20,870,266
	Total Commercial Services & Supplies	26,469,703

	Computers & Peripherals – 1.1%

422,200	Gemalto NV, (1)	9,456,883
	Consumer Finance – 3.7%

240,150	Promise Company Limited	8,685,687

631,450	Takefuji Corporation	22,892,121
	Total Consumer Finance	31,577,808

	Diversified Telecommunication Services – 16.5%

606,640	Belgacom S.A.	24,822,599

1,899,638	Chunghwa Telecom Co., Ltd., Sponsored ADR	34,744,380

1,391,568	KT Corporation, Sponsored ADR	31,143,292

660,200	Nippon Telegraph and Telephone Corporation, ADR	16,590,826

13,546,590	Telecom Italia S.p.A.	34,233,229
	Total Diversified Telecommunication Services	141,534,326

	Electric Utilities – 5.8%

750,300	Centrais Electricas Brasileiras S.A., ADR	7,559,273

2,666,400	Enel SpA	25,591,505

854,325	Korea Electric Power Corporation, Sponsored ADR	16,898,549
	Total Electric Utilities	50,049,327

	Electronic Equipment & Instruments – 2.1%

988,000	Samsung SDI Company Ltd., Series 144A, Reg S, GDR	17,826,385
	Energy Equipment & Services – 2.0%

12,190	Areva CI	7,718,370

150,300	Technip SA	9,052,356
	Total Energy Equipment & Services	16,770,726

	Food & Staples Retailing – 1.2%

1,412,124	J. Sainsbury PLC	10,552,552
	Household Durables – 0.7%

389,000	Sekisui House, Ltd.	6,149,895
	Industrial Conglomerates – 1.6%
1,396,170	Alfa S.A.	7,763,063

1,259,864	Tomkins PLC	5,839,902
	Total Industrial Conglomerates	13,602,965

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2006

Shares	Description	Value
	Insurance – 0.3%

163,826	Aegon N.V.	$3,009,484
	Leisure Equipment & Products – 2.8%

652,600	Fuji Photo Film Co., Ltd.	24,216,870
	Media – 3.3%

1,891,600	Premiere AG, (1)	28,729,558
	Metals & Mining – 20.0%

3,412,000	Alumina Limited	17,781,209

378,600	Anglo American PLC, (1)	17,072,760

518,400	AngloGold Ashanti Limited, Sponsored ADR	22,068,288

700,800	Apex Silver Mines Limited, (1)	11,072,640

1,265,685	Barrick Gold Corporation	39,236,235

47,480	Impala Platinum Holdings Limited	8,347,069

1,219,600	Ivanhoe Mines Limited, (1)	12,866,780

3,903,400	Lihir Gold Limited, (1)	8,312,142

330,100	Lonmin PLC	18,273,367

506,800	Newcrest Mining Limited	9,359,706

176,400	Xstrata PLC	7,537,412

	Total Metals & Mining	171,927,608

	Multi-Utilities – 1.9%

1,177,700	United Utilities PLC	16,028,921
	Oil, Gas & Consumable Fuels – 8.6%

556,200	Eni S.p.A.	16,774,415

50,500	OPTI Canada Inc., (1)	808,126

358,168	Royal Dutch Shell PLC, Class B, ADR	25,788,096

175,339	Suncor Energy, Inc.	13,439,734

255,400	Total SA	17,292,547

	Total Oil, Gas & Consumable Fuels	74,102,918

	Paper & Forest Products – 2.9%

1,553,000	Stora Enso Oyj, R Shares, (1)	25,132,946
	Personal Products – 1.9%

819,000	Shiseido Company, Limited	15,966,141
	Pharmaceuticals – 2.0%

569,800	Daiichi Sankyo Company Limited	16,954,418
	Semiconductors & Equipment – 1.8%

474,600	NEC Electronics Corporation, (1)	15,176,812
	Textiles, Apparel & Luxury Goods – 0.9%

666,000	Wacoal Holdings Corporation	8,052,020
	Wireless Telecommunication Services – 3.3%

10,944,617	Vodafone Group PLC	28,184,476

	Total Common Stocks (cost $748,162,043)	808,164,017

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.7%

$49,197	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $49,203,975, collateralized by: $37,695,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $50,181,469	5.050%	11/01/06	$49,197,074

	Total Short-Term Investments (cost $49,197,074)			49,197,074

	Total Investments (cost $797,359,117) – 99.9%			857,361,091

	Other Assets Less Liabilities – 0.1%			885,642

	Net Assets – 100%			$858,246,733

(1)	Non-income producing.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows United States companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $797,387,503

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$86,315,332
Depreciation	(26,341,744)
Net unrealized appreciation (depreciation) of investments	$59,973,588

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 86.3%

	Aerospace & Defense – 1.3%

31,400	Thales S.A.	$1,451,145
	Auto Components – 0.9%

12,600	Magna International Inc., Class A	942,480
	Chemicals – 1.5%

91,300	Mosaic Company, (1)	1,709,136
	Commercial Services & Supplies – 2.1%

77,700	Allied Waste Industries, Inc., (1)	944,055

25,300	Toppan Printing Company Limited, ADR	1,372,525
	Total Commercial Services & Supplies	2,316,580

	Consumer Finance – 1.7%

50,600	Takefuji Corporation	1,834,415
	Diversified Telecommunication Services – 4.7%

109,372	Chunghwa Telecom Co., Ltd., Sponsored ADR	2,000,414

83,010	KT Corporation, Sponsored ADR	1,857,764

52,600	Nippon Telegraph and Telephone Corporation, ADR	1,321,838
	Total Diversified Telecommunication Services	5,180,016

	Electric Utilities – 9.2%

12,700	Ameren Corporation	687,070

93,800	Centrais Electricas Brasileiras S.A., ADR	945,035

40,800	DTE Energy Company	1,853,544

154,100	EDP – Energias de Portugal, S.A., ADR	692,306

26,700	IDACORP, INC	1,052,781

183,500	Korea Electric Power Corporation, Sponsored ADR	3,629,630

27,400	PNM Resources Inc.	771,584

13,000	Progress Energy, Inc.	598,000
	Total Electric Utilities	10,229,950

	Electrical Equipment – 1.1%

203,700	GrafTech International Limited, (1)	1,232,385
	Electronic Equipment & Instruments – 3.6%

27,500	Samsung SDI Co, Ltd	1,984,611

49,800	Tech Data Corporation, (1)	1,959,630
	Total Electronic Equipment & Instruments	3,944,241

	Energy Equipment & Services – 1.4%

25,200	Technip SA, ADR	1,525,860

300	Technip SA	18,069
	Total Energy Equipment & Services	1,543,929

	Food & Staples Retailing – 0.6%

27,600	Kroger Co.	620,724
	Food Products – 8.6%

64,900	Agricore United	499,920

18,700	Industrias Bachoco S.A., Sponsored ADR	388,399

Shares	Description	Value
	Food Products (continued)

112,500	Sara Lee Corporation	$1,923,750

99,500	Smithfield Foods, Inc., (1)	2,674,560

278,300	Tyson Foods, Inc., Class A	4,021,435
	Total Food Products	9,508,064

	Household Products – 1.6%

6,900	KAO Corporation, Sponsored ADR	1,808,117
	Independent Power Producers & Energy Traders – 0.3%

7,900	NRG Energy Inc., (1)	380,385
	IT Services – 0.4%

6,800	CDW Corporation	446,556
	Machinery – 3.6%

150,100	AGCO Corporation, (1)	4,015,175
	Marine – 1.1%

33,100	Genco Shipping and Trading Limited	825,514

71,100	Navios Maritime Holdings Inc.	391,050
	Total Marine	1,216,564

	Media – 3.3%

137,600	Premiere AG, (1)	2,089,864

48,300	Scholastic Corporation, (1)	1,517,586
	Total Media	3,607,450

	Metals & Mining – 24.6%

93,800	Alcoa Inc.	2,711,758

43,655	Anglo American PLC, (1)	1,968,598

93,900	AngloGold Ashanti Limited, Sponsored ADR	3,997,323

271,700	Apex Silver Mines Limited, (1)	4,292,860

132,100	Barrick Gold Corporation	4,095,100

592,000	Bema Gold Corporation, (1)	2,563,360

2,200	Eldorado Gold Corporation, (1)	9,372

1,600	Impala Platinum Holdings Limited	281,283

182,800	Ivanhoe Mines Limited, (1)	1,928,540

849,400	Lihir Gold Limited, (1)	1,808,765

49,800	Mechel OAO, ADR	1,105,560

47,700	Newmont Mining Corporation	2,159,379

226,000	Orezone Resources Inc., (1)	325,440
	Total Metals & Mining	27,247,338

	Multi-Utilities – 1.7%

80,300	Puget Energy Inc.	1,917,564
	Oil, Gas & Consumable Fuels – 4.1%

42,700	ChevronTexaco Corporation	2,869,440

11,000	Nexen Inc.	586,520

25,700	Peabody Energy Corporation	1,078,629
	Total Oil, Gas & Consumable Fuels	4,534,589

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2006

Shares	Description	Value
	Paper & Forest Products – 2.0%

216,500	Domtar Inc., (1)	$1,418,075

58,500	Wausau Paper Corp.	793,260
	Total Paper & Forest Products	2,211,335

	Road & Rail – 2.4%

29,000	Union Pacific Corporation	2,628,270
	Software – 1.5%

56,200	Microsoft Corporation	1,613,502
	Transportation Infrastructure – 0.9%

35,200	Stolt-Nielsen S.A., Sponsored ADR	1,009,888
	Water Utilities – 0.6%

21,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	649,945
	Wireless Telecommunication Services – 1.5%

66,100	Vodafone Group PLC, ADR	1,708,685
	Total Common Stocks (cost $89,795,749)	95,508,428

Principal Amount (000)	Description	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 12.7%

$14,032	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $14,033,685, collateralized by: $14,280,000 U.S. Treasury Notes, 4.875%, due 10/31/08, value $14,315,700	5.050%	11/01/06	14,031,717

	Total Short-Term Investments (cost $14,031,717)			14,031,717

	Total Investments (cost $103,827,466) – 99.0%			109,540,145

	Other Assets Less Liabilities – 1.0%			1,141,612

	Net Assets – 100%			$110,681,757

(1)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $103,966,210.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$7,106,666
Depreciation	(1,532,731)
Net unrealized appreciation (depreciation) of investments	$5,573,935

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2006

Shares	Description	Value

	Aerospace & Defense – 1.4%

415	United Technologies Corporation	$27,274
	Air Freight & Logistics – 4.1%

710	Expeditors International of Washington Inc.	33,661

430	FedEx Corporation	49,252
	Total Air Freight & Logistics	82,913

	Biotechnology – 0.3%

65	Amgen Inc., (1)	4,934
	Commercial Banks – 4.6%

825	Bank of America Corporation	44,443

1,320	Wells Fargo & Company	47,903
	Total Commercial Banks	92,346

	Commercial Services & Supplies – 8.1%

1,000	Automatic Data Processing, Inc.	49,440

850	Cintas Corporation	35,190

1,000	Paychex, Inc.	39,480

1,045	Zebra Technologies Corporation, Class A, (1)	38,947
	Total Commercial Services & Supplies	163,057

	Communications Equipment – 3.5%

1,515	Motorola, Inc.	34,936

1,005	QUALCOMM Inc.	36,572
	Total Communications Equipment	71,508

	Computers & Peripherals – 2.8%

905	Lexmark International, Inc., (1)	57,549
	Construction & Engineering – 1.3%

325	Jacobs Engineering Group Inc., (1)	24,551
	Consumer Finance – 1.7%

1,545	Western Union Company, (1)	34,067
	Electronic Equipment & Instruments – 1.9%

605	Millipore Corporation, (1)	39,041
	Food & Staples Retailing – 6.0%

1,270	Sysco Corporation	44,425

775	Walgreen Co.	33,852

685	Whole Foods Market, Inc.	43,730
	Total Food & Staples Retailing	122,007

	Health Care Equipment & Supplies – 17.3%

290	Alcon Inc.	30,763

715	Beckman Coulter, Inc.	41,163

1,080	Biomet Inc.	40,867

420	C. R. Bard Inc.	34,423

645	Express Scripts, Inc., (1)	41,099

770	Medtronic, Inc.	37,484

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2006

Shares	Description	Value
	Health Care Equipment & Supplies (continued)
1,100	Patterson Companies Inc., (1)	$36,135
805	Stryker Corporation	42,093
830	Varian Medical Systems Inc., (1)	45,534
	Total Health Care Equipment & Supplies	349,561

	Health Care Providers & Services – 3.7%
1,265	Health Management Associates Inc.	24,921
1,020	Quest Diagnostics Incorporated	50,735
	Total Health Care Providers & Services	75,656

	Hotels, Restaurants & Leisure – 3.3%

895	Cheesecake Factory Inc., (1)	25,284

965	Darden Restaurants Inc.	40,434
	Total Hotels, Restaurants & Leisure	65,718

	Insurance – 5.4%
1,265	AFLAC Incorporated	56,824
790	American International Group, Inc.	53,064
	Total Insurance	109,888

	IT Services – 5.4%
1,715	Accenture Limited	56,441
540	Affiliated Computer Services Inc., (1)	28,879

995	First Data Corporation	24,129
	Total IT Services	109,449

	Machinery – 3.7%
820	Illinois Tool Works Inc.	39,303
425	Parker Hannifin Corporation	35,543
	Total Machinery	74,846

	Media – 5.6%
920	McGraw-Hill Companies, Inc.	59,033

530	Omnicom Group Inc.	53,769
	Total Media	112,802

	Multiline Retail – 1.8%

2,530	Dollar General Corporation	35,496
	Oil, Gas & Consumable Fuels – 2.4%
1,055	XTO Energy, Inc.	49,226
	Pharmaceuticals – 1.6%
491	Johnson & Johnson	33,093
	Semiconductors & Equipment – 4.3%

2,325	Intel Corporation	49,616

1,210	Linear Technology Corporation	37,655
	Total Semiconductors & Equipment	87,271

	Software – 2.0%

1,990	Symantec Corporation, (1)	39,482
	Specialty Retail – 1.9%

975	Bed Bath and Beyond Inc., (1)	39,283

Shares	Description	Value
	Trading Companies & Distributors – 1.5%

760	Fastenal Company	$30,582
	Total Investments (cost $1,907,248) – 95.6%	1,931,600

	Other Assets Less Liabilities – 4.4%	88,148

	Net Assets – 100%	$2,019,748

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $1,907,248.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$103,771
Depreciation	(79,419)
Net unrealized appreciation (depreciation) of investments	$24,352

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

October 31, 2006

Shares	Description	Value

	Airlines – 2.1%

800	Skywest Inc.	$21,328
	Auto Components – 0.8%

150	Autoliv Inc.	8,531
	Chemicals – 4.3%

500	Lubrizol Corporation	22,500

2,000	NL Industries Inc.	22,200
	Total Chemicals	44,700

	Commercial Banks – 2.8%

200	Park National Corporation	20,278

250	Provident Bankshares Corporation	9,035
	Total Commercial Banks	29,313

	Commercial Services & Supplies – 6.2%

300	Apollo Group, Inc., (1)	11,088

900	Hewitt Associates Inc., Class A, (1)	22,527

500	Rollins Inc.	10,820

800	Sabre Holdings Corporation	20,336
	Total Commercial Services & Supplies	64,771

	Computers & Peripherals – 6.8%

500	Lexmark International, Inc., (1)	31,795

1,350	McAfee Inc., (1)	39,053
	Total Computers & Peripherals	70,848

	Diversified Financial Services – 1.0%

950	Bisys Group Inc., (1)	10,488
	Diversified Telecommunication Services – 2.8%

600	Embarq Corporation	29,010
	Food Products – 3.9%

1,400	Fresh Del Monte Produce Inc.	21,826

750	Pilgrim’s Pride Corporation	18,735
	Total Food Products	40,561

	Health Care Equipment & Supplies – 4.4%

350	Beckman Coulter, Inc.	20,150

400	Express Scripts, Inc., (1)	25,488
	Total Health Care Equipment & Supplies	45,638

	Health Care Providers & Services – 4.7%

400	Mentor Corporation	18,720

600	Quest Diagnostics Incorporated	29,844
	Total Health Care Providers & Services	48,564

	Hotels, Restaurants & Leisure – 3.8%

450	Brinker International Inc.	20,894

500	Speedway Motorsports Inc.	18,835
	Total Hotels, Restaurants & Leisure	39,729

Shares	Description	Value
	Household Durables – 4.8%

250	Black & Decker Corporation	$20,970

1,200	Blyth Inc.	28,704
	Total Household Durables	49,674

	Insurance – 3.0%

600	Mercury General Corporation	31,062
	Internet Software & Services – 4.9%

1,500	Check Point Software Technology Limited, (1)	31,080

1,500	United Online, Inc.	20,280
	Total Internet Software & Services	51,360

	IT Services – 5.5%

2,200	infoUSA Inc.	24,178

1,200	Websense Inc., (1)	32,844
	Total IT Services	57,022

	Machinery – 1.8%

300	Kennametal Inc.	18,513
	Media – 3.0%

950	Live Nation Inc., (1)	20,197

450	New York Times, Class A	10,877
	Total Media	31,074

	Oil, Gas & Consumable Fuels – 2.0%

500	Pioneer Natural Resources Company	20,365
	Pharmaceuticals – 4.1%

600	Medicis Pharmaceutical Corporation	21,024

800	Watson Pharmaceuticals Inc., (1)	21,528
	Total Pharmaceuticals	42,552

	Semiconductors & Equipment – 5.2%

500	Cree, Inc., (1)	10,995

800	Semtech Corporation, (1)	10,424

1,000	Silicon Laboratories Inc., (1)	32,630
	Total Semiconductors & Equipment	54,049

	Software – 3.1%

2,000	BEA Systems, Inc., (1)	32,540
	Specialty Retail – 7.8%

350	Aeropostale, Inc., (1)	10,259

8,000	Blockbuster Inc., (1)	31,360

800	Limited Brands, Inc.	23,576

2,400	Pier 1 Imports, Inc.	15,696
	Total Specialty Retail	80,891

	Textiles, Apparel & Luxury Goods – 3.0%

1,100	Wolverine World Wide Inc.	31,196

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

October 31, 2006

Shares	Description	Value
	Thrifts & Mortgage Finance – 1.7%

600	Astoria Financial Corporation	$17,406
	Total Investments (cost $946,039) – 93.5%	971,185

	Other Assets Less Liabilities – 6.5%	67,997

	Net Assets – 100%	$1,039,182

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $946,039.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$69,761
Depreciation	(44,615)
Net unrealized appreciation (depreciation) of investments	$25,146

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2006

Shares	Description	Value

	Aerospace & Defense – 3.2%

700	Raytheon Company	$34,965
	Beverages – 3.3%

780	Coca-Cola Company	36,442
	Commercial Banks – 16.1%

715	Bank of America Corporation	38,517

1,315	Colonial BancGroup Inc.	31,350

640	Compass Bancshares Inc.	36,006

1,070	U.S. Bancorp.	36,209

860	Washington Mutual, Inc.	36,378
	Total Commercial Banks	178,460

	Commercial Services & Supplies – 3.3%

960	Waste Management, Inc.	35,981
	Communications Equipment – 2.9%

1,620	Nokia Oyj, Sponsored ADR	32,206
	Diversified Financial Services – 3.1%

695	Citigroup Inc.	34,861
	Diversified Telecommunication Services – 3.5%

1,115	AT&T Inc.	38,189
	Electric Utilities – 14.3%

610	Exelon Corporation	37,808

815	FPL Group Inc.	41,565

1,090	PPL Corporation	37,627

660	TXU Corporation	41,664
	Total Electric Utilities	158,664

	Health Care Equipment & Supplies – 3.3%

525	Becton Dickinson & Company	36,766
	Industrial Conglomerates – 3.1%

975	General Electric Company	34,232
	Insurance – 3.3%

843	Fidelity National Title Group Inc., Class A	18,554

805	Fidelity National Title Group Inc., Class A	17,952
	Total Insurance	36,506

	Media – 3.4%

2,535	Pearson Public Limited Company	37,391
	Metals & Mining – 3.1%

575	Freeport-McMoRan Copper & Gold, Inc.	34,776
	Multi-Utilities – 3.4%

1,010	National Fuel Gas Company	37,774
	Oil, Gas & Consumable Fuels – 13.5%

565	ChevronTexaco Corporation	37,968

910	Equitable Resources Inc.	36,873

360	Kinder Morgan Inc.	37,836

535	Royal Dutch Shell PLC, Class A, ADR	37,247
	Total Oil, Gas & Consumable Fuels	149,924

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2006

Shares	Description	Value
	Pharmaceuticals – 3.1%

610	Eli Lilly and Company	$34,166
	Semiconductors & Equipment – 3.0%

1,000	Microchip Technology Incorporated	32,930
	Thrifts & Mortgage Finance – 2.9%

1,955	New York Community Bancorp, Inc.	31,964
	Tobacco – 6.9%

460	Altria Group, Inc.	37,412

680	Loews Corp – Carolina Group	39,318
	Total Tobacco	76,730

	Total Investments (cost $988,694) – 98.7%	1,092,927

	Other Assets Less Liabilities – 1.3%	13,975

	Net Assets – 100%	$1,106,902

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $988,694.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$108,885
Depreciation	(4,652)
Net unrealized appreciation (depreciation) of investments	$104,233

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 99.1%

	Aerospace & Defense – 2.5%

546	Raytheon Company	$27,273
	Air Freight & Logistics – 1.1%

223	Ryder System Inc.	11,741
	Auto Components – 0.8%

324	TRW Automotive Holdings Corporation, (1)	8,311
	Beverages – 2.0%

694	Pepsi Bottling Group Inc.	21,944
	Capital Markets – 2.0%

453	JPMorgan Chase & Co.	21,490
	Chemicals – 1.4%

408	Airgas, Inc.	15,426
	Commercial Banks – 9.0%

1,245	Bank of America Corporation	67,068

379	Colonial BancGroup Inc.	9,035

161	Cullen/Frost Bankers, Inc.	8,720

213	Northern Trust Corporation	12,507
	Total Commercial Banks	97,330

	Commercial Services & Supplies – 1.0%

270	Republic Services, Inc.	11,073
	Computers & Peripherals – 4.7%

1,331	Hewlett-Packard Company	51,563
	Diversified Financial Services – 8.6%

440	CIT Group Inc.	22,902

1,173	Citigroup Inc.	58,838

184	State Street Corporation	11,818
	Total Diversified Financial Services	93,558

	Diversified Telecommunication Services – 4.2%

663	AT&T Inc.	22,708

614	Verizon Communications Inc.	22,718
	Total Diversified Telecommunication Services	45,426

	Electric Utilities – 4.6%

340	Allegheny Energy Inc., (1)	14,630

328	American Electric Power	13,589

358	Great Plains Energy Incorporated	11,649

260	OGE Energy Corp.	10,031
	Total Electric Utilities	49,899

	Electrical Equipment – 0.4%

142	Molex Inc.	4,956
	Energy Equipment & Services – 2.1%

482	Unit Corporation, (1)	22,360
	Food & Staples Retailing – 2.4%

895	Safeway Inc.	26,277

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

October 31, 2006

Shares	Description	Value
	Food Products – 4.4%

721	Campbell Soup Company	$26,951

810	ConAgra Foods, Inc.	21,182
	Total Food Products	48,133

	Gas Utilities – 1.6%

404	Energen Corporation	17,299
	Health Care Equipment & Supplies – 2.3%

694	Hospira Inc., (1)	25,227
	Household Durables – 1.6%

360	Snap-on Incorporated	16,931
	Independent Power Producers & Energy Traders – 1.4%

324	NRG Energy Inc., (1)	15,601
	Insurance – 8.2%

651	AFLAC Incorporated	29,243

233	American Financial Group Inc.	11,151

612	HCC Insurance Holdings Inc.	20,600

122	Mercury General Corporation	6,316

274	Philadelphia Consolidated Holding Corporation, (1)	10,719

312	W.R. Berkley Corporation	11,500
	Total Insurance	89,529

	Machinery – 2.6%

140	Terex Corporation, (1)	7,246

589	Trinity Industries Inc.	21,239
	Total Machinery	28,485

	Media – 4.1%

230	Comcast Corporation, Class A, (1)	9,354

1,580	DIRECTV Group, Inc., (1)	35,202
	Total Media	44,556

	Metals & Mining – 2.0%

141	Newmont Mining Corporation	6,383

150	Phelps Dodge Corporation	15,057
	Total Metals & Mining	21,440

	Multiline Retail – 1.1%

373	Dollar Tree Stores Inc., (1)	11,597
	Multi-Utilities – 3.7%

384	National Fuel Gas Company	14,362

320	NSTAR	11,133

240	Public Service Enterprise Group Incorporated	14,652
	Total Multi-Utilities	40,147

	Oil, Gas & Consumable Fuels – 5.7%

271	Cabot Oil & Gas Corporation	14,339

192	ChevronTexaco Corporation	12,902

142	EOG Resources, Inc.	9,447

160	Newfield Exploration Company, (1)	6,526

Shares	Description	Value
	Oil, Gas & Consumable Fuels (continued)

352	Valero Energy Corporation	$18,420
	Total Oil, Gas & Consumable Fuels	61,634

	Pharmaceuticals – 3.2%

393	Merck & Co. Inc.	17,850

620	Pfizer Inc.	16,523
	Total Pharmaceuticals	34,373

	Real Estate – 4.1%

351	Camden Property Trust	28,333

259	Health Care Property Investors Inc.	8,133

70	SL Green Realty Corporation	8,474
	Total Real Estate	44,940

	Semiconductors & Equipment – 0.5%

407	Micron Technology, Inc., (1)	5,881
	Software – 0.4%

280	Cadence Design Systems, Inc., (1)	5,001
	Specialty Retail – 2.7%

676	Ann Taylor Stores Corporation, (1)	29,758
	Tobacco – 2.7%

220	Loews Corp – Carolina Group	12,720

301	UST Inc.	16,122
	Total Tobacco	28,842

	Total Investments (cost $1,011,424) – 99.1%	1,078,001

	Other Assets Less Liabilities – 0.9%	9,243

	Net Assets – 100%	$1,087,244

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $1,011,424.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$90,382
Depreciation	(23,805)
Net unrealized appreciation (depreciation) of investments	$66,577

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 99.0%

	Aerospace & Defense – 3.1%

263	Boeing Company	$21,003

561	Orbital Sciences Corporation, (1)	10,188

50	Raytheon Company	2,498
	Total Aerospace & Defense	33,689

	Beverages – 0.9%

317	Pepsi Bottling Group Inc.	10,024
	Biotechnology – 1.4%

198	Albany Molecular Research Inc., (1)	2,358

100	Biosite Diagnostic Inc., (1)	4,593

96	Genentech, Inc., (1)	7,997
	Total Biotechnology	14,948

	Chemicals – 1.7%

256	Airgas, Inc.	9,679

167	Koppers Holdings Inc.	3,442

203	Sparetech Corporation	5,562
	Total Chemicals	18,683

	Commercial Banks – 5.1%

882	Bank of America Corporation	47,514

130	First Republic Bank San Francisco	5,062

151	Hanmi Financial Corporation	3,227
	Total Commercial Banks	55,803

	Commercial Services & Supplies – 4.9%

100	Corrections Corporation of America, (1)	4,569

320	Deluxe Corporation	7,254

203	Global Payments Inc.	8,873

213	John Harland Company	8,710

418	SEI Investments Company	23,525
	Total Commercial Services & Supplies	52,931

	Computers & Peripherals – 4.9%

1,018	Hewlett-Packard Company	39,437

354	Komag Inc., (1)	13,541
	Total Computers & Peripherals	52,978

	Construction Materials – 2.1%

370	Texas Industries Inc.	22,977
	Consumer Finance – 0.9%

190	CompuCredit Corporation, (1)	6,604

71	World Acceptance Corporation, (1)	3,549
	Total Consumer Finance	10,153

	Containers & Packaging – 0.3%

134	Rock-Tenn Company	2,766
	Diversified Consumer Services – 0.3%

90	Jackson Hewitt Tax Services Inc.	3,114

Shares	Description	Value
	Diversified Financial Services – 2.2%

120	CIT Group Inc.	$6,246

360	Citigroup Inc.	18,058
	Total Diversified Financial Services	24,304

	Diversified Telecommunication Services – 0.8%

360	Alaska Communications Systems Group Inc.	5,180

173	CT Communications, Inc.	4,033
	Total Diversified Telecommunication Services	9,213

	Electric Utilities – 3.6%

670	Great Plains Energy Incorporated	21,802

260	OGE Energy Corp.	10,031

320	Xcel Energy, Inc.	7,062
	Total Electric Utilities	38,895

	Electrical Equipment – 1.0%

280	Ormat Technologies Inc.	10,752
	Electronic Equipment & Instruments – 1.6%

35	Itron Inc., (1)	1,905

245	Plexus Corporation, (1)	5,370

149	Rogers Corporation, (1)	10,426
	Total Electronic Equipment & Instruments	17,701

	Energy Equipment & Services – 0.2%

36	Unit Corporation, (1)	1,670
	Food & Staples Retailing – 2.0%

262	Performance Food Group Company, (1)	7,616

453	Safeway Inc.	13,300

16	Whole Foods Market, Inc.	1,021
	Total Food & Staples Retailing	21,937

	Food Products – 4.5%

214	Campbell Soup Company	7,999

890	ConAgra Foods, Inc.	23,274

232	Flowers Foods Inc.	6,303

460	Reddy Ice Holding, Inc.	11,040
	Total Food Products	48,616

	Gas Utilities – 1.0%

290	Southwest Gas Corporation	10,405
	Health Care Equipment & Supplies – 5.0%

461	Baxter International Inc.	21,192

636	Hospira Inc., (1)	23,119

180	Noven Pharmaceuticals Inc., (1)	3,998

159	SurModics Inc., (1)	5,549
	Total Health Care Equipment & Supplies	53,858

	Health Care Providers & Services – 2.5%

90	The Advisory Board Company, (1)	4,970

385	Wellcare Health Plans Inc., (1)	22,619
	Total Health Care Providers & Services	27,589

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2006

Shares	Description	Value
	Hotels, Restaurants & Leisure – 1.6%

471	Starbucks Corporation, (1)	$17,780
	Household Durables – 1.4%

220	Blyth Inc.	5,262

220	Snap-on Incorporated	10,347
	Total Household Durables	15,609

	Independent Power Producers & Energy Traders – 0.8%

171	NRG Energy Inc., (1)	8,234
	Insurance – 5.7%

651	AFLAC Incorporated	29,243

152	Argonaut Group Inc., (1)	5,170

251	HCC Insurance Holdings Inc.	8,449

37	Mercury General Corporation	1,915

274	Philadelphia Consolidated Holding Corporation, (1)	10,719

166	Tower Group Inc.	5,868
	Total Insurance	61,364

	IT Services – 0.3%

92	Websense Inc., (1)	2,518
	Leisure Equipment & Products – 1.5%

657	Marvel Entertainment Inc., (1)	16,655
	Machinery – 1.3%

150	Robbins & Myers, Inc.	5,774

220	Trinity Industries Inc.	7,933
	Total Machinery	13,707

	Media – 6.0%

1,478	DIRECTV Group, Inc., (1)	32,930

108	LodgeNet Entertainment Corporation, (1)	2,484

462	McGraw-Hill Companies, Inc.	29,647
	Total Media	65,061

	Metals & Mining – 0.6%

214	Compass Minerals International, Inc.	6,623
	Multiline Retail – 6.1%

743	Big Lots Inc., (1)	15,662

340	Dollar Tree Stores Inc., (1)	10,571

567	Kohl’s Corporation, (1)	40,030
	Total Multiline Retail	66,263

	Multi-Utilities – 0.5%

160	NSTAR	5,566
	Oil, Gas & Consumable Fuels – 2.7%

365	Alpha Natural Resources Inc., (1)	5,807

161	Bois d’Arc Energy, Inc., (1)	2,589

121	Valero Energy Corporation	6,332

432	W&T Offshore Inc.	14,589
	Total Oil, Gas & Consumable Fuels	29,317

Shares	Description	Value
	Personal Products – 2.5%

678	Estee Lauder Companies	$27,384
	Pharmaceuticals – 2.5%

232	Allergan Inc.	26,796
	Real Estate – 5.2%

575	American Home Mortgage Investment Corp.	19,648

366	Camden Property Trust	29,544

187	Northstar Realty Finance Corporation	2,833

60	PS Business Parks Inc.	3,951
	Total Real Estate	55,976

	Semiconductors & Equipment – 0.4%

312	Micron Technology, Inc., (1)	4,508
	Software – 4.3%

1,016	Intuit Inc., (1)	35,865

290	Salesforce.com, Inc., (1)	11,316
	Total Software	47,181

	Specialty Retail – 3.6%

310	Ann Taylor Stores Corporation, (1)	13,646

270	Christopher & Banks Corporation	7,287

187	Gymboree Corporation, (1)	8,688

80	Lowe’s Companies, Inc.	2,411

355	Select Comfort Corporation, (1)	7,590
	Total Specialty Retail	39,622

	Textiles Apparel & Luxury Goods – 0.8%

272	Kellwood Company	8,323
	Tobacco – 0.3%

70	UST Inc.	3,749
	Trading Companies & Distributors – 0.9%

228	GATX Corporation	9,934
	Total Investments (cost $988,581) – 99.0%	1,075,176

	Other Assets Less Liabilities – 1.0%	10,585

	Net Assets – 100%	$1,085,761

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $988,581.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$111,389
Depreciation	(24,794)
Net unrealized appreciation (depreciation) of investments	$86,595

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 99.3%

	Air Freight & Logistics – 1.7%

338	Ryder System Inc.	$17,796
	Auto Components – 1.3%

547	TRW Automotive Holdings Corporation, (1)	14,031
	Beverages – 1.9%

642	Pepsi Bottling Group Inc.	20,300
	Biotechnology – 0.7%

111	Cephalon, Inc., (1)	7,790
	Chemicals – 3.2%

879	Airgas, Inc.	33,235
	Commercial Banks – 2.7%

428	Colonial BancGroup Inc.	10,204

161	Cullen/Frost Bankers, Inc.	8,720

167	Northern Trust Corporation	9,806
	Total Commercial Banks	28,730

	Commercial Services & Supplies – 6.2%

669	Global Payments Inc.	29,242

630	SEI Investments Company	35,456
	Total Commercial Services & Supplies	64,698

	Computers & Peripherals – 0.6%

155	Network Appliance Inc., (1)	5,658
	Construction & Engineering – 0.7%

90	Jacobs Engineering Group Inc., (1)	6,799
	Construction Materials – 1.7%

415	Florida Rock Industries Inc.	17,804
	Diversified Financial Services – 1.2%

240	CIT Group Inc.	12,492
	Electric Utilities – 7.4%

376	Allegheny Energy Inc., (1)	16,179

831	Great Plains Energy Incorporated	27,041

439	OGE Energy Corp.	16,937

822	Xcel Energy, Inc.	18,142
	Total Electric Utilities	78,299

	Electrical Equipment – 1.0%

306	Molex Inc.	10,679
	Energy Equipment & Services – 3.4%

635	Patterson-UTI Energy, Inc.	14,732

443	Unit Corporation, (1)	20,551
	Total Energy Equipment & Services	35,283

	Food & Staples Retailing – 1.5%

356	Safeway Inc.	10,452

87	Whole Foods Market, Inc.	5,554
	Total Food & Staples Retailing	16,006

Shares	Description	Value
	Food Products – 3.1%

1,250	ConAgra Foods, Inc.	$32,688
	Gas Utilities – 1.3%

330	Energen Corporation	14,131
	Health Care Equipment & Supplies – 2.9%

91	Beckman Coulter, Inc.	5,239

694	Hospira Inc., (1)	25,227
	Total Health Care Equipment & Supplies	30,466

	Health Care Providers & Services – 2.6%

170	Humana Inc., (1)	10,200

294	WellCare Health Plans Inc., (1)	17,273
	Total Health Care Providers & Services	27,473

	Household Durables – 2.5%

553	Snap-on Incorporated	26,008
	Independent Power Producers & Energy Traders – 1.9%

418	NRG Energy Inc., (1)	20,127
	Insurance – 4.5%

381	HCC Insurance Holdings Inc.	12,824

449	Philadelphia Consolidated Holding Corporation, (1)	17,565

124	Torchmark Corporation	7,648

262	W.R. Berkley Corporation	9,657
	Total Insurance	47,694

	Leisure Equipment & Products – 2.4%

1,009	Marvel Entertainment Inc., (1)	25,578
	Machinery – 4.8%

280	Flowserve Corporation, (1)	14,840

240	Terex Corporation, (1)	12,422

637	Trinity Industries Inc.	22,970
	Total Machinery	50,232

	Media – 0.8%

170	E.W. Scripps Company, Class A	8,408
	Metals & Mining – 0.9%

168	Nucor Corporation	9,813
	Multiline Retail – 1.3%

439	Dollar Tree Stores Inc., (1)	13,649
	Multi-Utilities – 0.8%

232	NSTAR	8,071
	Oil, Gas & Consumable Fuels – 2.9%

195	Cabot Oil & Gas Corporation	10,317

583	W&T Offshore Inc.	19,688
	Total Oil, Gas & Consumable Fuels	30,005

	Personal Products – 2.8%

739	Estee Lauder Companies	29,848

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

October 31, 2006

Shares	Description	Value
	Pharmaceuticals – 2.6%

182	Allergan Inc.	$21,021

124	Celgene Corporation, (1)	6,627
	Total Pharmaceuticals	27,648

	Real Estate – 5.8%

422	Camden Property Trust	34,064

187	Health Care Property Investors Inc.	5,872

174	SL Green Realty Corporation	21,063
	Total Real Estate	60,999

	Real Estate Management & Development – 0.7%

198	CB Richard Ellis Group, Inc., (1)	5,946
	Road & Rail – 2.2%

940	Swift Transportation Company Inc., (1)	23,641
	Semiconductors & Equipment – 2.3%

1,684	Micron Technology, Inc., (1)	24,334
	Software – 6.7%

201	Autodesk, Inc., (1)	7,387

152	Cerner Corporation, (1)	7,343

1,108	Intuit Inc., (1)	39,109

420	Salesforce.com, Inc., (1)	16,388
	Total Software	70,227

	Specialty Retail – 6.7%

340	American Eagle Outfitters, Inc.	15,572

811	Ann Taylor Stores Corporation, (1)	35,700

469	Office Depot, Inc., (1)	19,693
	Total Specialty Retail	70,965

	Tobacco – 1.6%

318	UST Inc.	17,032
	Total Investments (cost $992,371) – 99.3%	1,044,583

	Other Assets Less Liabilities – 0.7%	7,346

	Net Assets – 100%	$1,051,929

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $992,371.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$79,721
Depreciation	(27,509)
Net unrealized appreciation (depreciation) of investments	$52,212

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

October 31, 2006

Shares	Description	Value
	COMMON STOCKS – 95.8%

	Air Freight & Logistics – 0.8%

162	Ryder System Inc.	$8,529
	Auto Components – 0.7%

304	TRW Automotive Holdings Corporation, (1)	7,798
	Automobiles – 0.3%

71	Winnebago Industries Inc.	2,364
	Biotechnology – 0.6%

300	Albany Molecular Research Inc., (1)	3,573

35	Cephalon, Inc., (1)	2,456
	Total Biotechnology	6,029

	Capital Markets – 0.3%

87	Calamos Asset Management, Inc. Class A	2,542
	Chemicals – 3.0%

229	Airgas, Inc.	8,658

80	H.B. Fuller Company	1,983

155	Hercules Inc., (1)	2,821

429	Koppers Holdings Inc.	8,842

130	OM Group Inc., (1)	7,410

80	Sparetech Corporation	2,192
	Total Chemicals	31,906

	Commercial Banks – 2.1%

460	Community Bank System Inc.	11,431

373	Hanmi Financial Corporation	7,971

150	Sterling Bancshares Inc.	2,747
	Total Commercial Banks	22,149

	Commercial Services & Supplies – 8.1%

111	Corporate Executive Board Company	9,970

336	Corrections Corporation of America, (1)	15,352

223	Global Payments Inc.	9,747

396	John Harland Company	16,192

617	SEI Investments Company	34,726
	Total Commercial Services & Supplies	85,987

	Communications Equipment – 0.5%

150	Interdigital Communications Corporation, (1)	5,364
	Consumer Finance – 1.4%

292	World Acceptance Corporation, (1)	14,597
	Containers & Packaging – 0.6%

330	Rock-Tenn Company	6,811
	Diversified Telecommunication Services – 3.1%

891	Alaska Communications Systems Group Inc.	12,821

360	Cbeyond Inc., (1)	10,922

398	CT Communications, Inc.	9,277
	Total Diversified Telecommunication Services	33,020

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2006

Shares	Description	Value
	Electric Utilities – 4.0%

970	Great Plains Energy Incorporated	$31,564

285	OGE Energy Corp.	10,995
	Total Electric Utilities	42,559

	Electrical Equipment – 1.0%

273	Ormat Technologies Inc.	10,483
	Electronic Equipment & Instruments – 1.7%

184	Itron Inc., (1)	10,017

118	Rogers Corporation, (1)	8,256
	Total Electronic Equipment & Instruments	18,273

	Energy Equipment & Services – 0.5%

360	Matrix Service Company, (1)	5,173
	Food Products – 2.4%

571	Flowers Foods Inc.	15,514

420	Reddy Ice Holding, Inc.	10,080
	Total Food Products	25,594

	Gas Utilities – 2.9%

730	Energen Corporation	31,259
	Health Care Equipment & Supplies – 1.3%

396	SurModics Inc., (1)	13,820
	Health Care Providers & Services – 6.4%

79	Healthways Inc., (1)	3,346

626	Sierra Health Services Inc., (1)	21,434

230	The Advisory Board Company, (1)	12,701

511	WellCare Health Plans Inc., (1)	30,021
	Total Health Care Providers & Services	67,502

	Hotels, Restaurants & Leisure – 1.6%

50	Brinker International Inc.	2,322

232	Choice Hotels International, Inc.	9,725

400	Great Wolf Resorts Inc., (1)	5,264
	Total Hotels, Restaurants & Leisure	17,311

	Household Durables – 2.2%

492	Snap-on Incorporated	23,139
	Insurance – 4.7%

305	Argonaut Group Inc., (1)	10,373

618	Philadelphia Consolidated Holding Corporation, (1)	24,176

420	Tower Group Inc.	14,847
	Total Insurance	49,396

	Internet & Catalog Retail – 1.3%

360	Blue Nile Inc., (1)	13,756
	IT Services – 2.3%

220	Savvis Inc., (1)	6,840

624	Websense Inc., (1)	17,079
	Total IT Services	23,919

Shares	Description	Value
	Leisure Equipment & Products – 3.0%

1,261	Marvel Entertainment Inc., (1)	$31,966
	Machinery – 3.0%

720	Flow International Corporation, (1)	8,482

349	Robbins & Myers, Inc.	13,433

270	Trinity Industries Inc.	9,736
	Total Machinery	31,651

	Media – 1.3%

263	LodgeNet Entertainment Corporation, (1)	6,049

250	Scholastic Corporation, (1)	7,855
	Total Media	13,904

	Metals & Mining – 1.8%

531	Compass Minerals International, Inc.	16,434

120	Olympic Steel Inc.	2,963
	Total Metals & Mining	19,397

	Multiline Retail – 3.3%

1,508	Big Lots Inc., (1)	31,789

120	Dollar Tree Stores Inc., (1)	3,731
	Total Multiline Retail	35,520

	Oil, Gas & Consumable Fuels – 3.7%

812	Alpha Natural Resources Inc., (1)	12,919

590	Pioneer Drilling Company, (1)	7,747

538	W&T Offshore Inc.	18,168
	Total Oil, Gas & Consumable Fuels	38,834

	Personal Products – 0.3%

106	NBTY Inc., (1)	2,949
	Pharmaceuticals – 2.3%

400	Abraxis Bioscience Inc., (1)	10,560

280	New River Pharmaceuticals Inc., (1)	14,241
	Total Pharmaceuticals	24,801

	Real Estate – 8.1%

894	American Home Mortgage Investment Corp.	30,548

422	Camden Property Trust	34,064

909	Equity Inns Inc.	15,253

395	Northstar Realty Finance Corporation	5,984
	Total Real Estate	85,849

	Semiconductors & Equipment – 1.7%

340	Tessera Technologies Inc., (1)	11,869

308	Trident Microsystems Inc., (1)	6,511
	Total Semiconductors & Equipment	18,380

	Software – 3.6%

377	Aspen Technology Inc., (1)	3,778

560	Blackbaud, Inc.	14,000

40	Microstrategy Inc., (1)	4,774

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2006

Shares	Description	Value
	Software (continued)

400	Salesforce.com, Inc., (1)	$15,608
	Total Software	38,160

	Specialty Retail – 6.1%

290	American Eagle Outfitters, Inc.	13,282

441	Ann Taylor Stores Corporation, (1)	19,413

33	Group 1 Automotive Inc.	1,891

302	Gymboree Corporation, (1)	14,031

772	Select Comfort Corporation, (1)	16,505
	Total Specialty Retail	65,122

	Textiles Apparel & Luxury Goods – 3.0%

564	Guess Inc., (1)	32,120
	Trading Companies & Distributors – 0.8% .

142	GATX Corporation	6,187

80	Littelfuse Inc., (1)	2,709
	Total Trading Companies & Distributors	8,896

	Total Investments (cost $931,028) – 95.8%	1,016,829

	Other Assets Less Liabilities – 4.2%	44,818

	Net Assets – 100%	$1,061,647

(1)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $931,028.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$113,997
Depreciation	(28,196)
Net unrealized appreciation (depreciation) of investments	$85,801

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2006